Loans and financings - Loans and financing transactions (Details) R$ in Thousands, $ in Thousands															12 Months Ended
	Dec. 28, 2020 BRL (R$)	Dec. 28, 2020 USD ($)	Oct. 30, 2020 BRL (R$)	Oct. 30, 2020 USD ($)	Oct. 26, 2020 BRL (R$)	Oct. 26, 2020 USD ($)	Jun. 29, 2020 USD ($)	Jun. 23, 2020 USD ($)	Jun. 19, 2020 USD ($)	Apr. 14, 2020 USD ($)	Apr. 09, 2020 BRL (R$)	Mar. 31, 2020 BRL (R$)	Mar. 12, 2020 BRL (R$)	Feb. 24, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 USD ($)	Jul. 22, 2020 BRL (R$)	Jul. 22, 2020 USD ($)	Jun. 15, 2020 USD ($)	Apr. 09, 2020 USD ($)	Mar. 31, 2020 USD ($)	Mar. 12, 2020 USD ($)
Loans and financings
Borrowings																$ 1,508,557	$ 1,424,867		$ 2,024,314
Amount drawn down															$ 1,296,496	106,229	294,640
Repayment of principal															$ 757,513	19,437	$ 295,104
CDI
Loans and financings
Borrowings																20,265			156,683
TLP
Loans and financings
Borrowings																53,712			$ 132,280
2023 Notes
Loans and financings
Principal amount tendered by holders														$ 214,530
Percentage of total outstanding principal amount tendered by holders														62.55%
Borrowings														$ 128,470
Interest rate														4.625%
Premium paid														$ 14,481
BRL 477,000 term loan
Loans and financings
Interest rate																		8.50%	8.50%
Notional amount																		R$ 477,000	$ 100,000
Term of instrument															5 years
BRL 477,000 term loan | Swap contract
Loans and financings
Interest rate																		2.45%	2.45%
Export credit notes
Loans and financings
Borrowings																$ 97,378			$ 234,221
Repayment of principal			R$ 230,000				$ 91,308
Payment of accrued interest			R$ 887				4,521
Penalty charges paid							$ 596
Repayment of principal and accrued interest				$ 45,469
Export credit notes | CDI
Loans and financings
Percentage of reference rate																		111.55%	111.55%
Four export credit note agreements
Loans and financings
Notional amount												R$ 1,247,000												$ 250,000
Four export credit note agreements | Minimum
Loans and financings
Term of instrument												1 year
Four export credit note agreements | Maximum
Loans and financings
Term of instrument												5 years
Four export credit note agreements | CDI
Loans and financings
Percentage of reference rate												134.20%												134.20%
Four export credit note agreements | CDI | Minimum
Loans and financings
Adjustment to interest rate												1.80%												1.80%
Four export credit note agreements | CDI | Maximum
Loans and financings
Adjustment to interest rate												4.20%												4.20%
Revolving credit facility
Loans and financings
Amount drawn down										$ 300,000
Repayment of principal								$ 300,000
Payment of accrued interest								$ 1,348
June 2020 bonds
Loans and financings
Interest rate																						6.50%
Notional amount																						$ 500,000
Export Facility Agreement
Loans and financings
Repayment of principal									$ 100,000
Payment of accrued interest									$ 246
BNDES July 2020 loan agreement
Loans and financings
Notional amount																				R$ 750,000	$ 140,000
Amount drawn down	R$ 250,000	$ 47,719			R$ 225,000	$ 39,945
BNDES July 2020 loan agreement | TLP
Loans and financings
Adjustment to interest rate																				3.39%	3.39%
NEXA Peru | BRL 477,000 term loan
Loans and financings
Interest rate													8.50%												8.50%
Notional amount													R$ 477,000												$ 100,000
Term of instrument													5 years
NEXA Peru | BRL 477,000 term loan | Swap contract
Loans and financings
Interest rate													2.45%												2.45%
Nexa BR | Additional export credit note agreement
Loans and financings
Notional amount											R$ 230,000												$ 45,297
Term of instrument											1 year
Nexa BR | Additional export credit note agreement | CDI
Loans and financings
Adjustment to interest rate											3.90%												3.90%